Retirement Plans - Projected benefit obligation and plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets acquired due to Catlin Acquisition			$ 0
Projected benefit obligation assumed due to Catlin Acquisition			0
Defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets acquired due to Catlin Acquisition	$ 33,131
Projected benefit obligation assumed due to Catlin Acquisition	28,414
Change in projected benefit obligation:
Projected benefit obligation, beginning of year	93,124		81,976
Service cost	1,494	[1]	1,279	[1]	$ 1,491
Interest cost	4,382		3,747
Actuarial (gain) loss	2,821		13,402
Benefits and expenses paid	(3,747)		(2,761)
Foreign currency (gains) losses	(4,047)		(3,817)
Settlements	(276)		(702)
Projected benefit obligation, end of year	122,165		93,124		81,976
Change in plan assets:
Fair value of plan assets - beginning of year	49,281		47,158
Actual return on plan assets	(119)		3,543
Employer contributions	1,775		1,187
Benefits and expenses paid	(3,305)		(1,932)
Foreign currency (gains) losses	(1,361)		(675)
Fair value of plan assets - end of year	79,402		49,281		$ 47,158
Funded status - end of year	(42,763)		(43,843)
Accrued pension liability	$ 42,763		$ 43,843

[1]	Service costs include cost of living adjustments on curtailed plans.